CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (93,347)	$ (25,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	2,267	2,267
Reduction in carrying amount of right-of-use assets	449	375
Depreciation	1,524	512
Stock-based compensation	5,532	4,808
Unrealized loss on foreign currency transactions	(37)	(589)
Noncash interest expense	173
Accretion on marketable securities	(1)	(6)
Amortization/accretion on long-term assets and liabilities, net		(4)
Change in fair value of warrant liabilities	7,646	1,466
Change in the fair value of convertible promissory notes	128
Change in fair value of One S.r.l. call option	1,024
Gain on extinguishment of debt		(297)
Gain on extinguishment of preferred stock warrant		(157)
Change in fair value of trance rights liability		(256)
Deferred tax expense on intangible asset (see Note 11)		1,810
Changes in operating assets and liabilities:
Account receivables	70	(729)
Grants receivable	(1,723)	(6,779)
Prepaid expenses and other current assets	(8,029)	(3,281)
Inventories	(8,645)	(3,928)
Other assets	107	(3,583)
Accounts payable	2,604	4,085
Accrued expenses and other current liabilities	8,709	151
Operating lease liabilities	(440)	(358)
Deferred income	33,140	8,242
Other long-term liabilities	(6,442)	165
Net cash used in operating activities	(55,291)	(21,991)
Cash flows from investing activities:
Purchases of property and equipment	(19,917)	(32,212)
Maturities (purchases) of marketable securities	24,000	(23,993)
Net cash (used in) provided by investing activities	4,083	(56,205)
Cash flows from financing activities:
Principal repayment of notes payable	(302)	(192)
Proceeds from the exercise of warrants	10
Proceeds from the issuance of convertible promissory notes	27,000
Proceeds from issuance of promissory notes (net of issuance costs of $207 and $751, respectively)	5,679	28,939
Proceeds from issuance of redeemable convertible preferred stock (net of issuance costs of $0 and $329, respectively)		48,815
Proceeds from exercise of share-based awards	146	12
Proceeds from issuance of noncontrolling interest		11,349
Net cash provided by financing activities	32,533	88,923
Effect of exchange rates on cash	(1,072)	1,643
Net increase in cash	(19,747)	12,370
Cash and cash equivalents at beginning of year	48,144	35,774
Cash and cash equivalents at end of period	28,397	48,144
Noncash investing and financing activities:
Purchases of property and equipment included in accounts payable and accrued expense	1,712	1,818
Deferred financing costs included in accounts payable and accrued expense	773
Supplemental cash flow information:
Lease liabilities arising from obtaining right-of-use assets	305
Interest paid on notes payable	$ 1,578	$ 274